GOODWILL - Roll forwards (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	[2]	Dec. 31, 2018 COP ($)		Dec. 31, 2017 COP ($)
Disclosure of reconciliation of changes in goodwill [abstract]
Balance at the beginning of the year			$ 6,901,056	[1]	$ 6,824,935
Additions / Purchases					102,376
Foreign exchange adjustment			417,538		(26,255)
Balance at the end of the year	$ 2,252.0		$ 7,318,594		$ 6,901,056	[1]

[1]	See note 2.32, Changes in presentation.
[2]	See note 2.4, “convenience translation into U.S. dollars”.